JGH
Nuveen Global High Income Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 135.0% (96.1% of Total Investments)
	CORPORATE BONDS – 91.9% (65.4% of Total Investments)
	Aerospace & Defense – 1.1%
$475	Embraer Netherlands Finance BV, 144A	6.950%	1/17/28	BB+	$522,253
375	Howmet Aerospace Inc	6.875%	5/01/25	BBB-	434,531
2,675	Rolls-Royce PLC, 144A	5.750%	10/15/27	BB-	2,846,334
400	TransDigm Inc, 144A	8.000%	12/15/25	Ba3	435,600
3,925	Total Aerospace & Defense				4,238,718
	Airlines – 1.3%
1,000	Aerovias de Mexico SA de CV, 144A, (3)	7.000%	2/05/25	D	542,500
1,010	American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A	5.500%	4/20/26	Ba2	1,051,097
1,075	Delta Air Lines Inc, 144A	7.000%	5/01/25	Baa2	1,238,354
600	Delta Air Lines Inc / SkyMiles IP Ltd, 144A, (4)	4.750%	10/20/28	Baa1	652,438
200	Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 144A	5.750%	1/20/26	Ba3	212,520
925	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 144A, (4)	6.500%	6/20/27	Baa3	1,014,031
3,000	Virgin Australia Holdings Ltd, 144A	7.875%	10/15/21	N/R	275,640
7,810	Total Airlines				4,986,580
	Auto Components – 4.1%
2,000	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	2,067,160
400	Alta Equipment Group Inc, 144A, (WI/DD)	5.625%	4/15/26	B-	405,500
1,900	Clarios Global LP / Clarios US Finance Co, 144A	8.500%	5/15/27	CCC+	2,044,875
225	Dana Inc	5.375%	11/15/27	BB+	236,250
1,100	Goodyear Tire & Rubber Co	9.500%	5/31/25	BB-	1,233,980
3,000	Goodyear Tire & Rubber Co	5.250%	4/30/31	BB-	3,000,000
2,250	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.750%	2/01/24	BB	2,295,000
1,275	IHO Verwaltungs GmbH, 144A, (cash 4.750%, PIK 5.500%)	4.750%	9/15/26	Ba2	1,309,664
3,000	IHO Verwaltungs GmbH, 144A, (cash 6.375%, PIK 7.125%)	6.375%	5/15/29	Ba2	3,277,500
200	NESCO Holdings II Inc, 144A, (WI/DD)	5.500%	4/15/29	B	205,160
15,350	Total Auto Components				16,075,089
	Automobiles – 1.9%
500	Ford Motor Co	8.500%	4/21/23	BB+	557,500
525	Ford Motor Co	9.000%	4/22/25	BB+	635,835

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Automobiles (continued)
$300	Ford Motor Co	9.625%	4/22/30	BB+	$418,662
2,565	Ford Motor Credit Co LLC, (4)	5.584%	3/18/24	BB+	2,768,379
2,000	Ford Motor Credit Co LLC	5.113%	5/03/29	BB+	2,146,900
725	PM General Purchaser LLC, 144A	9.500%	10/01/28	B+	773,938
6,615	Total Automobiles				7,301,214
	Banks – 1.2%
1,000	Akbank TAS, 144A	6.800%	2/06/26	B+	996,080
500	Banco Industrial SA/Guatemala, 144A	4.875%	1/29/31	B1	515,100
1,000	Banistmo SA, 144A	4.250%	7/31/27	Baa3	1,042,500
1,250	Grupo Aval Ltd, 144A	4.375%	2/04/30	BBB-	1,260,937
1,000	Sovcombank Via SovCom Capital DAC, 144A	3.400%	1/26/25	Ba1	987,556
4,750	Total Banks				4,802,173
	Beverages – 0.2%
925	Triton Water Holdings Inc, 144A	6.250%	4/01/29	CCC+	943,500
	Building Products – 0.5%
2,000	James Hardie International Finance DAC, 144A	5.000%	1/15/28	BBB-	2,115,000
	Capital Markets – 1.1%
1,500	Banco BTG Pactual SA/Cayman Islands, 144A	2.750%	1/11/26	Ba2	1,419,000
600	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	629,058
2,000	Donnelley Financial Solutions Inc	8.250%	10/15/24	B+	2,085,000
4,100	Total Capital Markets				4,133,058
	Chemicals – 4.8%
325	Alpek SAB de CV, 144A	3.250%	2/25/31	Baa3	321,425
550	Avient Corp, 144A	5.750%	5/15/25	BB-	584,375
1,000	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B-	1,050,000
2,500	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BB-	2,606,250
1,000	NOVA Chemicals Corp, 144A	5.250%	6/01/27	BB-	1,049,370
3,050	OCI NV, 144A	5.250%	11/01/24	BB	3,172,000
2,375	OCI NV, 144A	4.625%	10/15/25	BB	2,455,156
1,275	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	1,354,688
2,275	Sasol Financing USA LLC	5.500%	3/18/31	BB	2,229,500
1,425	Tronox Inc, 144A	6.500%	5/01/25	Ba3	1,528,312
2,025	Tronox Inc, 144A	4.625%	3/15/29	B	2,027,531
350	Univar Solutions USA Inc/Washington, 144A	5.125%	12/01/27	BB+	364,217
18,150	Total Chemicals				18,742,824
	Commercial Services & Supplies – 2.0%
3,000	ADT Security Corp, 144A	4.875%	7/15/32	BB-	3,048,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Commercial Services & Supplies (continued)
$355	Atento Luxco 1 SA, 144A	8.000%	2/10/26	Ba3	$372,025
100	GFL Environmental Inc, 144A	5.125%	12/15/26	BB-	105,375
315	GFL Environmental Inc, 144A	8.500%	5/01/27	B-	346,894
1,250	GFL Environmental Inc, 144A	3.500%	9/01/28	BB-	1,212,500
1,100	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	1,145,089
1,375	RR Donnelley & Sons Co	6.500%	11/15/23	B-	1,457,500
7,495	Total Commercial Services & Supplies				7,688,133
	Communications Equipment – 1.5%
2,275	CommScope Inc, 144A	8.250%	3/01/27	B3	2,434,250
1,325	Gray Television Inc, 144A	4.750%	10/15/30	BB-	1,313,406
425	Liquid Telecommunications Financing Plc, 144A	5.500%	9/04/26	B1	446,335
1,000	Network i2i Ltd, 144A	3.975%	6/03/69	BB	1,002,500
425	Viasat Inc, 144A	5.625%	4/15/27	BB+	445,789
5,450	Total Communications Equipment				5,642,280
	Construction & Engineering – 0.3%
1,000	IHS Netherlands Holdco BV, 144A	7.125%	3/18/25	B2	1,045,000
	Construction Materials – 1.0%
900	Cemex SAB de CV, 144A	7.375%	6/05/27	BB	1,018,953
975	Cemex SAB de CV, 144A	3.875%	7/11/31	BB	951,600
1,500	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	1,571,250
450	Volcan Cia Minera SAA, 144A	4.375%	2/11/26	BB	461,219
3,825	Total Construction Materials				4,003,022
	Consumer Finance – 1.7%
3,000	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B-	3,007,500
2,000	Enova International Inc, 144A	8.500%	9/15/25	B2	2,075,600
1,000	Navient Corp	7.250%	9/25/23	Ba3	1,082,333
550	OneMain Finance Corp	8.875%	6/01/25	BB-	609,290
6,550	Total Consumer Finance				6,774,723
	Containers & Packaging – 0.3%
900	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A	4.000%	9/01/29	BB-	898,533
250	Berry Global Inc, 144A	5.625%	7/15/27	BB+	264,063
1,150	Total Containers & Packaging				1,162,596
	Distributors – 0.9%
1,500	American Builders & Contractors Supply Co Inc, 144A	5.875%	5/15/26	B+	1,549,020
1,850	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB-	1,799,125
3,350	Total Distributors				3,348,145

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Consumer Services – 0.5%
$2,000	frontdoor Inc, 144A	6.750%	8/15/26	B	$2,127,500
	Diversified Financial Services – 1.5%
1,406	Cometa Energia SA de CV, 144A	6.375%	4/24/35	Baa3	1,570,646
1,125	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B+	1,125,337
815	Mexico Remittances Funding Fiduciary Estate Management Sarl, 144A	4.875%	1/15/28	BB+	798,782
2,355	Quicken Loans LLC, 144A	5.250%	1/15/28	BB+	2,472,750
5,701	Total Diversified Financial Services				5,967,515
	Diversified Telecommunication Services – 3.0%
1,125	Avaya Inc, 144A	6.125%	9/15/28	BB-	1,194,261
2,000	Embarq Corp	7.995%	6/01/36	BB	2,304,420
1,750	Sprint Capital Corp	6.875%	11/15/28	BB+	2,206,698
2,000	Telecom Italia Capital SA	7.200%	7/18/36	BB+	2,524,064
2,400	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	2,519,886
1,000	Zayo Group Holdings Inc, 144A	4.000%	3/01/27	B1	982,500
10,275	Total Diversified Telecommunication Services				11,731,829
	Electric Utilities – 0.6%
1,000	Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energ, 144A	6.250%	12/10/24	BB+	1,101,750
1,400	Empresas Publicas de Medellin ESP, 144A	4.250%	7/18/29	Baa3	1,417,500
2,400	Total Electric Utilities				2,519,250
	Electronic Equipment, Instruments & Components – 0.3%
375	MTS Systems Corp, 144A	5.750%	8/15/27	B	408,516
575	TTM Technologies Inc, 144A	4.000%	3/01/29	BB	567,812
950	Total Electronic Equipment, Instruments & Components				976,328
	Energy Equipment & Services – 0.7%
1,200	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,251,000
1,625	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	1,650,675
2,825	Total Energy Equipment & Services				2,901,675
	Entertainment – 0.7%
1,500	Cinemark USA Inc, 144A	8.750%	5/01/25	BB+	1,642,500
900	Live Nation Entertainment Inc, 144A	6.500%	5/15/27	B+	999,000
2,400	Total Entertainment				2,641,500
	Equity Real Estate Investment Trust – 1.4%
1,011	Clear Channel Worldwide Holdings Inc	9.250%	2/15/24	CCC	1,051,743
2,250	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	2,337,188

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Equity Real Estate Investment Trust (continued)
$2,225	MPH Acquisition Holdings LLC, 144A	5.750%	11/01/28	B-	$2,169,375
5,486	Total Equity Real Estate Investment Trust				5,558,306
	Food & Staples Retailing – 1.4%
1,500	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB-	1,656,922
750	BRF SA, 144A	5.750%	9/21/50	Ba2	739,388
700	Central American Bottling Corp, 144A	5.750%	1/31/27	BB+	739,637
2,000	Del Monte Foods Inc, 144A	11.875%	5/15/25	CCC+	2,296,250
4,950	Total Food & Staples Retailing				5,432,197
	Food Products – 1.1%
1,725	Amaggi Luxembourg International Sarl, 144A	5.250%	1/28/28	BB	1,776,125
1,500	Kernel Holding SA, 144A	6.500%	10/17/24	BB-	1,590,000
1,000	MARB BondCo PLC, 144A	3.950%	1/29/31	BB	950,750
4,225	Total Food Products				4,316,875
	Gas Utilities – 0.4%
1,680	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.500%	6/01/24	BB-	1,705,788
	Health Care Equipment & Supplies – 0.1%
325	RP Escrow Issuer LLC, 144A	5.250%	12/15/25	B-	336,781
	Health Care Providers & Services – 4.1%
2,000	Centene Corp, 144A	5.375%	6/01/26	BBB-	2,091,400
575	CHS/Community Health Systems Inc, 144A	6.625%	2/15/25	B	606,987
450	CHS/Community Health Systems Inc, 144A	5.625%	3/15/27	B	471,375
385	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	B	422,022
125	CHS/Community Health Systems Inc, 144A	6.000%	1/15/29	B	132,188
1,800	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC-	1,884,366
475	CHS/Community Health Systems Inc, 144A	4.750%	2/15/31	B	464,028
750	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	Ba3	810,937
2,650	HCA Inc	5.625%	9/01/28	Ba2	3,047,500
475	HCA Inc	5.875%	2/01/29	Ba2	553,375
575	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	566,375
1,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	1,082,500
2,000	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	1,762,360
1,750	Tenet Healthcare Corp	4.625%	7/15/24	BB-	1,786,207
200	Tenet Healthcare Corp, 144A	7.500%	4/01/25	BB-	215,934
15,210	Total Health Care Providers & Services				15,897,554
	Hotels, Restaurants & Leisure – 6.2%
375	Arcos Dorados Holdings Inc, 144A	5.875%	4/04/27	Ba2	395,160

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure (continued)
$400	Boyd Gaming Corp, 144A	8.625%	6/01/25	B	$444,800
900	Carnival Corp, 144A	7.625%	3/01/26	B+	966,870
1,900	Carnival Corp, 144A	5.750%	3/01/27	B+	1,949,875
1,100	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	1,157,794
1,375	Churchill Downs Inc, 144A	4.750%	1/15/28	B+	1,422,073
100	Hilton Domestic Operating Co Inc, 144A	5.375%	5/01/25	BB	105,400
100	Hilton Domestic Operating Co Inc, 144A	5.750%	5/01/28	BB	107,627
200	International Game Technology PLC, 144A	4.125%	4/15/26	BB	205,516
2,000	International Game Technology PLC, 144A	6.250%	1/15/27	BB	2,215,890
400	International Game Technology PLC, 144A	5.250%	1/15/29	BB	417,200
1,700	Life Time Inc, 144A	5.750%	1/15/26	B-	1,748,960
200	MGM China Holdings Ltd, 144A	5.250%	6/18/25	Ba3	207,750
1,175	MGM China Holdings Ltd, 144A	5.875%	5/15/26	Ba3	1,232,281
350	MGM China Holdings Ltd, 144A	4.750%	2/01/27	Ba3	354,813
2,160	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	2,234,952
550	NCL Corp Ltd, 144A	5.875%	3/15/26	B-	555,500
500	NCL Finance Ltd, 144A	6.125%	3/15/28	B-	509,375
600	Playtika Holding Corp, 144A	4.250%	3/15/29	B	591,120
2,000	Scientific Games International Inc, 144A	5.000%	10/15/25	B+	2,071,400
1,500	Stars Group Holdings BV / Stars Group US Co-Borrower LLC, 144A	7.000%	7/15/26	BB+	1,567,500
1,500	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.250%	5/15/27	BB-	1,570,695
2,000	Wynn Macau Ltd, 144A	5.500%	10/01/27	BB-	2,087,500
23,085	Total Hotels, Restaurants & Leisure				24,120,051
	Household Durables – 0.8%
1,175	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	1,175,000
1,325	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	7.000%	12/31/27	CCC	1,269,840
750	M/I Homes Inc	5.625%	8/01/25	BB-	772,500
3,250	Total Household Durables				3,217,340
	Independent Power & Renewable Electricity Producers – 1.9%
600	Azure Power Solar Energy Pvt Ltd, 144A	5.650%	12/24/24	Ba1	635,280
1,006	Calpine Corp, 144A	5.250%	6/01/26	BB+	1,034,419
200	Continuum Energy Levanter Pte Ltd, 144A	4.500%	2/09/27	BB+	204,500
1,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	Ba3	983,760
1,000	Talen Energy Supply LLC, 144A	7.625%	6/01/28	BB	1,012,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Independent Power & Renewable Electricity Producers (continued)
$2,500	TerraForm Power Operating LLC, 144A	5.000%	1/31/28	BB	$2,697,625
680	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	685,107
6,986	Total Independent Power & Renewable Electricity Producers				7,253,191
	Industrial Conglomerates – 0.4%
1,550	Icahn Enterprises LP / Icahn Enterprises Finance Corp, 144A	4.375%	2/01/29	BB	1,514,676
	Insurance – 1.2%
1,125	Acrisure LLC / Acrisure Finance Inc, 144A	10.125%	8/01/26	CCC+	1,296,248
2,475	Acrisure LLC / Acrisure Finance Inc, 144A	4.250%	2/15/29	B	2,434,039
100	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	100,125
1,000	Fidelis Insurance Holdings Ltd, 144A	6.625%	4/01/41	BB+	997,489
4,700	Total Insurance				4,827,901
	Interactive Media & Services – 0.4%
250	Arches Buyer Inc, 144A	6.125%	12/01/28	CCC+	257,500
1,225	Rackspace Technology Global Inc, 144A	3.500%	2/15/28	B+	1,177,409
1,475	Total Interactive Media & Services				1,434,909
	Internet & Direct Marketing Retail – 0.2%
650	B2W Digital Lux Sarl, 144A	4.375%	12/20/30	Ba1	634,725
	IT Services – 0.5%
1,500	Austin BidCo Inc, 144A	7.125%	12/15/28	CCC+	1,526,250
250	Science Applications International Corp, 144A	4.875%	4/01/28	BB-	258,438
300	Unisys Corp, 144A	6.875%	11/01/27	BB-	328,500
2,050	Total IT Services				2,113,188
	Leisure Products – 0.8%
2,350	Academy Ltd, 144A	6.000%	11/15/27	B	2,473,375
596	Mattel Inc, 144A	6.750%	12/31/25	BB	626,664
2,946	Total Leisure Products				3,100,039
	Life Sciences Tools & Services – 0.2%
900	Avantor Funding Inc, 144A	4.625%	7/15/28	BB	939,924
	Machinery – 1.2%
1,500	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	1,556,250
1,880	Mueller Water Products Inc, 144A	5.500%	6/15/26	BB	1,942,886
1,000	Titan Acquisition Ltd / Titan Co-Borrower LLC, 144A	7.750%	4/15/26	CCC	1,038,700
4,380	Total Machinery				4,537,836
	Marine – 0.2%
650	Hidrovias International Finance SARL, 144A	4.950%	2/08/31	BB	650,000

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media – 5.4%
$3,250	Altice France SA/France, 144A	7.375%	5/01/26	B	$3,380,325
2,000	AMC Networks Inc	4.750%	8/01/25	BB	2,051,650
100	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	8/15/30	BB	101,920
1,050	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	1,038,450
1,250	CSC Holdings LLC, 144A	5.375%	2/01/28	BB	1,314,062
1,250	DISH DBS Corp	5.875%	11/15/24	B2	1,307,275
1,250	DISH DBS Corp	7.750%	7/01/26	B2	1,379,669
900	Lamar Media Corp	4.875%	1/15/29	BB-	938,250
1,275	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB	1,297,466
1,204	Meredith Corp, 144A	6.500%	7/01/25	BB-	1,291,748
3,000	Sirius XM Radio Inc, 144A	5.000%	8/01/27	BB	3,147,150
2,500	UPC Holding BV, 144A	5.500%	1/15/28	B	2,583,625
925	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	981,656
19,954	Total Media				20,813,246
	Metals & Mining – 6.3%
2,750	Alcoa Nederland Holding BV, 144A	6.125%	5/15/28	BB+	2,995,300
775	AngloGold Ashanti Holdings PLC	3.750%	10/01/30	Baa3	783,557
3,000	AngloGold Ashanti Holdings PLC	6.500%	4/15/40	Baa3	3,592,500
285	Arconic Corp, 144A	6.000%	5/15/25	BBB-	307,169
579	Cleveland-Cliffs Inc, 144A	9.875%	10/17/25	BB	678,327
1,000	Commercial Metals Co	5.375%	7/15/27	BB+	1,050,000
875	Constellium SE, 144A	3.750%	4/15/29	B	836,570
2,000	First Quantum Minerals Ltd, 144A	6.875%	3/01/26	B-	2,070,000
2,000	Gold Fields Orogen Holdings BVI Ltd, 144A	6.125%	5/15/29	Baa3	2,340,000
350	Hudbay Minerals Inc, 144A	4.500%	4/01/26	B+	363,759
2,250	Hudbay Minerals Inc, 144A	6.125%	4/01/29	B+	2,401,875
950	Nexa Resources SA, 144A	6.500%	1/18/28	BBB-	1,090,353
2,000	Taseko Mines Ltd, 144A	7.000%	2/15/26	B-	2,036,000
1,100	Vale Overseas Ltd	6.875%	11/10/39	BBB	1,468,940
2,500	Warrior Met Coal Inc, 144A	8.000%	11/01/24	BB	2,562,500
22,414	Total Metals & Mining				24,576,850
	Mortgage Real Estate Investment Trust – 0.2%
675	HAT Holdings I LLC / HAT Holdings II LLC, 144A	6.000%	4/15/25	BB+	712,125
	Oil, Gas & Consumable Fuels – 15.1%
1,800	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	B	1,935,936
375	Antero Resources Corp, 144A	8.375%	7/15/26	B+	413,438
1,500	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B-	1,488,915

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$475	Chesapeake Energy Corp, 144A	5.500%	2/01/26	BB-	$494,425
1,875	Cosan SA, 144A	5.500%	9/20/29	BB	1,984,687
1,900	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	1,866,750
625	Ecopetrol SA	6.875%	4/29/30	BBB-	760,875
2,351	Energean Israel Finance Ltd, 144A	5.875%	3/30/31	Ba3	2,346,089
200	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	193,396
1,150	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	1,204,625
425	EQM Midstream Partners LP, 144A	4.500%	1/15/29	BB	414,146
525	EQM Midstream Partners LP, 144A	4.750%	1/15/31	BB	509,250
500	Genesis Energy LP / Genesis Energy Finance Corp	6.500%	10/01/25	B+	490,125
125	Global Partners LP / GLP Finance Corp	7.000%	8/01/27	B+	131,875
1,500	Leviathan Bond Ltd, 144A	6.500%	6/30/27	BB	1,641,526
1,750	Medco Oak Tree Pte Ltd, 144A	7.375%	5/14/26	B1	1,863,750
2,000	MEG Energy Corp, 144A	5.875%	2/01/29	BB-	2,005,000
2,500	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B-	2,156,250
1,600	Murphy Oil Corp	5.875%	12/01/27	BB+	1,568,000
2,100	New Fortress Energy Inc, 144A, (WI/DD)	6.500%	9/30/26	BB-	2,115,750
700	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	719,250
3,000	Occidental Petroleum Corp	2.900%	8/15/24	Ba2	2,967,120
475	Occidental Petroleum Corp	5.500%	12/01/25	Ba2	502,312
400	Occidental Petroleum Corp	6.125%	1/01/31	Ba2	441,680
1,000	Parkland Corp/Canada, 144A	5.875%	7/15/27	BB	1,066,250
1,325	Parkland Corp/Canada, 144A, (WI/DD)	4.500%	10/01/29	BB	1,326,656
2,095	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	B+	1,706,587
1,500	Petrobras Global Finance BV	5.093%	1/15/30	Ba2	1,558,350
1,500	Petrobras Global Finance BV	5.600%	1/03/31	Ba2	1,580,700
980	Petrobras Global Finance BV	6.900%	3/19/49	Ba2	1,073,100
3,146	Petroleos Mexicanos	8.000%	1/23/27	BBB	3,287,255
2,000	Petroleos Mexicanos	5.350%	2/12/28	BBB	1,944,800
1,230	Range Resources Corp	9.250%	2/01/26	B+	1,336,420
2,000	SM Energy Co	5.625%	6/01/25	B	1,850,420
3,000	Southwestern Energy Co	7.500%	4/01/26	BB	3,174,060
1,000	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB	1,046,250
475	Sunoco LP / Sunoco Finance Corp, 144A	4.500%	5/15/29	BB	473,219
1,800	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.875%	4/15/26	BB	1,884,375
1,000	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	1,005,000
1,400	Tullow Oil PLC, 144A	6.250%	4/15/22	CCC+	1,316,700

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$3,000	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	$3,090,000
58,302	Total Oil, Gas & Consumable Fuels				58,935,312
	Pharmaceuticals – 1.5%
1,000	Bausch Health Cos Inc, 144A	5.500%	11/01/25	BB	1,027,380
750	Bausch Health Cos Inc, 144A	7.000%	1/15/28	B	814,162
200	Horizon Therapeutics USA Inc, 144A	5.500%	8/01/27	Ba3	213,500
1,500	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	1,590,975
2,000	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	Ba2	2,247,000
5,450	Total Pharmaceuticals				5,893,017
	Real Estate Management & Development – 1.7%
975	Howard Hughes Corp, 144A	4.125%	2/01/29	BB	953,277
1,050	Howard Hughes Corp, 144A	4.375%	2/01/31	BB	1,028,344
1,125	Kennedy-Wilson Inc	4.750%	3/01/29	BB	1,139,063
1,175	Kennedy-Wilson Inc	5.000%	3/01/31	BB	1,189,981
2,000	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	9.375%	4/01/27	B-	2,214,967
6,325	Total Real Estate Management & Development				6,525,632
	Road & Rail – 0.8%
1,000	Rumo Luxembourg Sarl, 144A	5.250%	1/10/28	BB	1,051,220
2,000	United Rentals North America Inc	4.875%	1/15/28	BB	2,106,740
3,000	Total Road & Rail				3,157,960
	Software – 0.3%
925	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	985,171
	Specialty Retail – 2.8%
4,425	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp, 144A	5.875%	4/01/29	B-	4,365,262
925	L Brands Inc, 144A	6.625%	10/01/30	BB-	1,056,165
1,500	Staples Inc, 144A	7.500%	4/15/26	B1	1,582,125
3,100	Staples Inc, 144A	10.750%	4/15/27	B3	3,061,250
850	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB-	858,670
10,800	Total Specialty Retail				10,923,472
	Technology Hardware, Storage & Peripherals – 0.8%
3,000	Diebold Nixdorf Inc	8.500%	4/15/24	CCC	3,064,500
	Thrifts & Mortgage Finance – 0.5%
1,750	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB+	1,750,000
	Trading Companies & Distributors – 0.4%
1,000	Beacon Roofing Supply Inc, 144A	4.875%	11/01/25	B-	1,022,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Trading Companies & Distributors (continued)
$600	WESCO Distribution Inc, 144A	7.250%	6/15/28	BB-	$669,837
1,600	Total Trading Companies & Distributors				1,692,337
	Transportation Infrastructure – 0.3%
1,000	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	B+	1,042,500
	Wireless Telecommunication Services – 2.1%
1,550	C&W Senior Financing DAC, 144A	6.875%	9/15/27	B+	1,652,688
2,750	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	3,047,275
900	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	945,720
250	Millicom International Cellular SA, 144A	4.500%	4/27/31	BB+	260,000
1,050	Oztel Holdings SPC Ltd, 144A	6.625%	4/24/28	Ba3	1,148,645
1,000	Sprint Corp	7.625%	3/01/26	BB+	1,224,700
7,500	Total Wireless Telecommunication Services				8,279,028
$346,189	Total Corporate Bonds (cost $344,550,895)				357,810,083

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 13.8% (9.8% of Total Investments)
	Angola – 0.6%
$1,500	Angolan Government International Bond, 144A	8.250%	5/09/28	Caa1	$1,436,850
900	Angolan Government International Bond, 144A	8.000%	11/26/29	CCC+	843,241
2,400	Total Angola				2,280,091
	Argentina – 0.2%
169	Argentine Republic Government International Bond	1.000%	7/09/29	CCC+	60,523
1,096	Argentine Republic Government International Bond	0.125%	7/09/30	CCC+	366,628
1,475	Argentine Republic Government International Bond	0.125%	7/09/35	CCC+	440,187
2,740	Total Argentina				867,338
	Bahrain – 0.5%
1,000	Bahrain Government International Bond, 144A	4.250%	1/25/28	B+	992,408
1,000	Bahrain Government International Bond, 144A	7.000%	10/12/28	B+	1,113,864
2,000	Total Bahrain				2,106,272
	Brazil – 0.3%
1,250	Brazilian Government International Bond	3.875%	6/12/30	Ba2	1,212,637
	Costa Rica – 0.5%
2,050	Costa Rica Government International Bond, 144A	6.125%	2/19/31	B	2,060,270
	Dominican Republic – 1.5%
3,000	Dominican Republic International Bond, 144A	5.500%	1/27/25	BB-	3,292,500
1,500	Dominican Republic International Bond, 144A	4.875%	9/23/32	BB-	1,530,000

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Dominican Republic (continued)
$1,175	Dominican Republic International Bond, 144A	5.300%	1/21/41	BB-	$1,154,437
5,675	Total Dominican Republic				5,976,937
	Ecuador – 0.2%
284	Ecuador Government International Bond, 144A	0.500%	7/31/30	B-	165,142
80	Ecuador Government International Bond, 144A	0.000%	7/31/30	B-	32,101
743	Ecuador Government International Bond, 144A	0.500%	7/31/35	B-	338,042
340	Ecuador Government International Bond, 144A	0.500%	7/31/40	B-	147,266
1,447	Total Ecuador				682,551
	Egypt – 0.8%
1,300	Egypt Government International Bond, 144A	5.875%	6/11/25	B+	1,371,344
1,800	Egypt Government International Bond, 144A	7.053%	1/15/32	B+	1,774,235
3,100	Total Egypt				3,145,579
	El Salvador – 0.2%
725	El Salvador Government International Bond, 144A	7.650%	6/15/35	B+	712,313
	Ghana – 0.8%
3,325	Ghana Government International Bond, 144A	8.125%	3/26/32	B	3,207,295
	Guatemala – 0.6%
1,980	Guatemala Government Bond, 144A	6.125%	6/01/50	Ba1	2,291,870
	Honduras – 0.2%
725	Honduras Government International Bond, 144A	6.250%	1/19/27	BB-	792,063
	Iraq – 0.4%
1,750	Iraq International Bond, 144A	5.800%	1/15/28	N/R	1,652,945
	Jamaica – 0.6%
1,700	Jamaica Government International Bond	7.875%	7/28/45	B+	2,303,500
	Jordan – 0.2%
800	Jordan Government International Bond, 144A	5.750%	1/31/27	B+	836,880
	Kenya – 0.6%
2,000	Kenya Government International Bond, 144A	7.000%	5/22/27	B+	2,121,700
	Morocco – 0.2%
775	Morocco Government International Bond, 144A	3.000%	12/15/32	BBB-	726,398
	Nigeria – 0.4%
1,425	Nigeria Government International Bond, 144A	7.875%	2/16/32	B2	1,465,541
	Oman – 1.1%
1,000	Oman Government International Bond, 144A	4.750%	6/15/26	Ba3	1,025,830

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oman (continued)
$1,500	Oman Government International Bond, 144A	6.750%	10/28/27	Ba3	$1,654,500
1,500	Oman Government International Bond, 144A	6.000%	8/01/29	Ba3	1,558,380
4,000	Total Oman				4,238,710
	Pakistan – 0.4%
1,450	Pakistan Government International Bond, 144A	6.875%	12/05/27	B-	1,511,625
	Senegal – 0.4%
1,500	Senegal Government International Bond, 144A	6.250%	5/23/33	Ba3	1,494,555
	Sri Lanka – 0.5%
3,000	Sri Lanka Government International Bond, 144A	6.125%	6/03/25	CCC+	1,885,560
	Turkey – 1.7%
1,800	Turkey Government International Bond	5.750%	3/22/24	BB-	1,781,064
1,500	Turkey Government International Bond	5.125%	2/17/28	BB-	1,353,420
1,500	Turkey Government International Bond	5.950%	1/15/31	B2	1,357,950
1,250	Turkey Government International Bond	5.875%	6/26/31	BB-	1,128,100
1,250	Turkey Government International Bond	6.625%	2/17/45	BB-	1,121,875
7,300	Total Turkey				6,742,409
	Ukraine – 0.8%
1,425	Ukraine Government International Bond, 144A	7.750%	9/01/25	B	1,547,855
1,500	Ukraine Government International Bond, 144A	7.253%	3/15/33	B	1,492,200
2,925	Total Ukraine				3,040,055
	Uzbekistan – 0.1%
450	Republic of Uzbekistan Bond, 144A	3.700%	11/25/30	BB-	436,808
$56,492	Total Sovereign Debt (cost $55,607,859)				53,791,902

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 10.0% (7.1% of Total Investments) (5)
	Airlines – 0.3%
$750	AAdvantage Loyalty IP Ltd., Initial Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	$769,339
275	Delta Air Lines SkyMiles, Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	289,162
1,025	Total Airlines						1,058,501
	Auto Components – 0.8%
1,609	Autokiniton US Holdings, Inc., Term Loan	5.865%	1-Month LIBOR	5.750%	5/22/25	B	1,610,761
1,100	Autokiniton US Holdings, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	1,104,812

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Auto Components (continued)
$375	Truck Hero, Inc., Term Loan B, (DD1)	4.500%	1-Month LIBOR	3.750%	2/24/28	B2	$374,663
3,084	Total Auto Components						3,090,236
	Building Products – 0.2%
997	DiversiTech Holdings, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	6/01/24	B+	994,300
	Commercial Services & Supplies – 0.2%
675	PAE Holding Corp, New Term Loan B	5.250%	3-Month LIBOR	4.500%	10/19/27	B	676,687
	Containers & Packaging – 1.1%
1,704	Plaze, Inc., 2019 Term Loan B	3.615%	1-Month LIBOR	3.500%	8/03/26	B3	1,688,541
1,802	Pregis TopCo Corporation, 1st Lien Term Loan	3.859%	1-Month LIBOR	3.750%	8/01/26	B2	1,790,735
690	Pregis TopCo Corporation, 2020 Incremental Term Loan	5.000%	1-Month LIBOR	4.250%	8/01/26	B2	691,725
4,196	Total Containers & Packaging						4,171,001
	Food & Staples Retailing – 0.2%
898	Shearer's Foods, LLC., Term Loan B	4.750%	3-Month LIBOR	4.000%	9/23/27	B-	897,467
	Food Products – 0.0%
100	Froneri International Ltd., 2020 Term Loan, Second Lien	5.859%	1-Month LIBOR	5.750%	1/31/28	B-	101,563
	Health Care Equipment & Supplies – 0.5%
1,960	Auris Luxembourg III Sarl, 2019 Term Loan B2	3.859%	1-Month LIBOR	3.750%	2/21/26	B	1,906,105
	Health Care Providers & Services – 2.1%
1,000	Aspen Dental, Term Loan B	3.250%	1-Month LIBOR	3.000%	12/23/27	B	992,430
1,730	Kindred at Home Hospice, 2021 Term Loan	2.875%	1-Month LIBOR	2.750%	7/02/25	B1	1,722,606
1,519	Lifepoint Health, Inc., New Term Loan B	3.859%	1-Month LIBOR	3.750%	11/16/25	B1	1,517,168
274	Pluto Acquisition I, Inc., 2020 Incremental Term Loan B	5.500%	1-Month LIBOR	5.000%	6/20/26	B2	275,341
2,875	Schumacher Group, Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	2,849,326

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Health Care Providers & Services (continued)
$748	US Radiology Specialists, Inc., Term Loan B	6.250%	3-Month LIBOR	5.500%	12/15/27	B-	$751,986
8,146	Total Health Care Providers & Services						8,108,857
	Hotels, Restaurants & Leisure – 0.5%
1,995	Life Time Fitness, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B-	1,996,247
	Industrial Conglomerates – 0.7%
2,610	U.S. Renal Care, Inc., 2019 Term Loan B	5.109%	1-Month LIBOR	5.000%	6/26/26	B2	2,598,426
	Insurance – 0.2%
668	Hub International Holdings, Inc., 2019 Incremental Term Loan B	5.000%	3-Month LIBOR	4.000%	4/25/25	B	668,805
	IT Services – 0.9%
1,770	NeuStar, Inc., Term Loan B5	5.500%	3-Month LIBOR	4.500%	8/08/24	B+	1,714,338
2,000	Syniverse Holdings, Inc., Term Loan C, (WI/DD)	TBD	TBD	TBD	TBD	CCC+	1,976,700
3,770	Total IT Services						3,691,038
	Paper & Forest Products – 0.2%
646	Clearwater Paper Corporation, Term Loan B	3.222%	3-Month LIBOR	3.000%	7/26/26	BB+	647,866
	Personal Products – 0.2%
800	Domtar Personal Care, Term Loan, First Lien	5.000%	3-Month LIBOR	4.250%	3/01/28	B	801,836
	Pharmaceuticals – 0.2%
901	Endo Health Solutions, Inc., Term Loan B	5.000%	3-Month LIBOR	4.250%	4/29/24	B+	893,492
	Professional Services – 0.1%
448	Da Vinci Purchaser Corp., 2019 Term Loan	5.000%	3-Month LIBOR	4.000%	11/26/26	B	448,584
	Road & Rail – 0.3%
1,000	Hertz Corporation, Term Loan B1, (3)	3.500%	1-Month LIBOR	2.750%	6/30/23	N/R	1,005,395
	Semiconductors & Semiconductor Equipment – 0.1%
428	Ultra Clean Holdings, Inc., Term Loan B	4.609%	1-Month LIBOR	4.500%	8/27/25	B+	429,427
	Software – 0.5%
1,970	Sirius Computer Solutions, Inc., 2020 Term Loan	3.609%	1-Month LIBOR	3.500%	7/01/26	Ba3	1,969,735
	Specialty Retail – 0.4%
1,496	Great Outdoors Group, LLC, 2021 Term Loan B	5.000%	6-Month LIBOR	4.250%	3/05/28	B+	1,500,552

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Specialty Retail (continued)
$225	WOOF Holdings, Inc, 1st Lien Term Loan	4.500%	3-Month LIBOR	3.750%	12/21/27	B2	$224,437
1,721	Total Specialty Retail						1,724,989
	Technology Hardware, Storage & Peripherals – 0.3%
1,000	Ahead, Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/27	B1	1,003,440
$39,038	Total Variable Rate Senior Loan Interests (cost $38,575,224)						38,883,997

Principal Amount (000)	Description (1), (7)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 9.2% (6.6% of Total Investments)
	Banks – 7.3%
$1,900	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (8)	Ba2	$2,055,040
1,980	Banco Mercantil del Norte SA/Grand Cayman, 144A	6.750%	N/A (8)	Ba2	2,061,081
1,400	Banco Santander SA	7.500%	N/A (8)	Ba1	1,538,250
1,000	Bancolombia SA	4.625%	12/18/29	BB	1,011,250
1,000	Bangkok Bank PCL/Hong Kong, 144A	5.000%	N/A (8)	Ba1	1,051,250
1,000	Barclays PLC	7.750%	N/A (8)	BBB-	1,091,200
2,225	Barclays PLC	6.125%	N/A (8)	BBB-	2,429,700
2,000	BNP Paribas SA, 144A	6.625%	N/A (8)	BBB	2,182,840
1,500	Credit Agricole SA, 144A	8.125%	N/A (8)	BBB	1,807,500
1,500	Danske Bank A/S	7.000%	N/A (8)	BBB-	1,683,750
1,425	Intesa Sanpaolo SpA, 144A	7.700%	N/A (8)	BB-	1,617,375
2,200	Lloyds Banking Group PLC	7.500%	N/A (8)	Baa3	2,453,000
2,000	Macquarie Bank Ltd/London, 144A	6.125%	N/A (8)	BB+	2,151,660
2,000	Natwest Group PLC	8.000%	N/A (8)	BBB-	2,345,000
1,210	Societe Generale SA, 144A	6.750%	N/A (8)	BB	1,347,214
1,235	UniCredit SpA	8.000%	N/A (8)	B+	1,377,025
25,575	Total Banks				28,203,135
	Capital Markets – 1.9%
1,500	Credit Suisse Group AG, 144A	7.500%	N/A (8)	BB+	1,586,040
1,500	Credit Suisse Group AG, 144A	6.375%	N/A (8)	BB+	1,597,500
2,150	Deutsche Bank AG	6.000%	N/A (8)	BB-	2,176,875
2,000	UBS Group AG, 144A	7.000%	N/A (8)	BBB	2,196,780
7,150	Total Capital Markets				7,557,195
$32,725	Total Contingent Capital Securities (cost $32,979,206)				35,760,330

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 8.5% (6.0% of Total Investments)
	Automobiles – 0.6%
$905	General Motors Financial Co Inc	5.700%	N/A (8)	BB+	$977,400

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Automobiles (continued)
$1,473	General Motors Financial Co Inc	5.750%	N/A (8)	BB+	$1,544,882
2,378	Total Automobiles				2,522,282
	Banks – 1.7%
2,500	Citigroup Inc	5.000%	N/A (8)	BBB-	2,575,750
2,000	Huntington Bancshares Inc/OH	5.625%	N/A (8)	Baa3	2,223,000
1,000	NBK Tier 1 Financing Ltd, 144A	3.625%	N/A (8)	Baa3	990,986
770	SVB Financial Group	4.100%	N/A (8)	Baa2	771,925
6,270	Total Banks				6,561,661
	Capital Markets – 0.5%
1,500	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	2,118,750
	Consumer Finance – 0.3%
1,000	Discover Financial Services	6.125%	N/A (8)	Ba2	1,110,000
	Diversified Financial Services – 0.3%
1,000	Air Lease Corp	4.650%	N/A (8)	BB+	987,500
	Electric Utilities – 0.5%
2,000	Edison International	5.375%	N/A (8)	BB+	2,027,600
	Food Products – 0.7%
1,500	Land O' Lakes Inc, 144A	8.000%	N/A (8)	BB	1,582,500
1,000	Land O' Lakes Inc, 144A	7.000%	N/A (8)	BB	1,005,000
2,500	Total Food Products				2,587,500
	Independent Power & Renewable Electricity Producers – 0.3%
1,000	AES Gener SA, 144A	7.125%	3/26/79	BB	1,073,750
	Insurance – 1.6%
1,750	Assurant Inc	7.000%	3/27/48	BB+	1,995,000
1,250	Enstar Finance LLC	5.750%	9/01/40	BB+	1,312,500
2,000	QBE Insurance Group Ltd	6.750%	12/02/44	BBB	2,236,000
500	QBE Insurance Group Ltd, 144A	5.875%	N/A (8)	Baa2	538,125
5,500	Total Insurance				6,081,625
	Oil, Gas & Consumable Fuels – 0.3%
2,000	EnLink Midstream Partners LP	6.000%	N/A (8)	BB-	1,240,000
	Trading Companies & Distributors – 0.7%
1,000	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	1,042,500
1,750	AerCap Holdings NV	5.875%	10/10/79	BB+	1,800,234
2,750	Total Trading Companies & Distributors				2,842,734
	Wireless Telecommunication Services – 1.0%
1,300	Network i2i Ltd, 144A	5.650%	N/A (8)	BB	1,374,750

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Wireless Telecommunication Services (continued)
$2,000	Vodafone Group PLC	7.000%	4/04/79	BB+	$2,411,950
3,300	Total Wireless Telecommunication Services				3,786,700
$31,198	Total $1,000 Par (or similar) Institutional Preferred (cost $30,756,701)				32,940,102

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.6% (1.2% of Total Investments)
	Banks – 0.4%
55,000	Wintrust Financial Corp	6.875%	BB	$1,540,000
	Food Products – 0.3%
50,000	CHS Inc	7.100%	N/R	1,380,500
	Insurance – 0.5%
39,000	Assurant Inc	5.250%	BB+	1,003,080
30,000	Enstar Group Ltd	7.000%	BB+	862,800
	Total Insurance			1,865,880
	Oil, Gas & Consumable Fuels – 0.4%
60,000	NuStar Energy LP	8.500%	B2	1,435,200
	Total $25 Par (or similar) Retail Preferred (cost $6,034,158)			6,221,580
	Total Long-Term Investments (cost $508,504,043)			525,407,994

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.5% (3.9% of Total Investments)
	REPURCHASE AGREEMENTS – 5.5% (3.9% of Total Investments)
$21,503	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $21,503,225, collateralized by $21,930,800, U.S. Treasury Notes, 0.125%, due 9/30/22, value $21,933,366	0.000%	4/01/21	$21,503,225
	Total Short-Term Investments (cost $21,503,225)			21,503,225
	Total Investments (cost $530,007,268) – 140.5%			546,911,219
	Borrowings – (40.4)% (9), (10)			(157,200,000)
	Other Assets Less Liabilities – (0.1)% (11)			(548,499)
	Net Assets Applicable to Common Shares – 100%			$389,162,720

Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$87,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(5,699,504)	$(5,699,504)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$357,810,083	$ —	$357,810,083
Sovereign Debt	—	53,791,902	—	53,791,902
Variable Rate Senior Loan Interests	—	38,883,997	—	38,883,997
Contingent Capital Securities	—	35,760,330	—	35,760,330
$1,000 Par (or similar) Institutional Preferred	—	32,940,102	—	32,940,102
$25 Par (or similar) Retail Preferred	6,221,580	—	—	6,221,580
Short-Term Investments:
Repurchase Agreements	—	21,503,225	—	21,503,225
Investments in Derivatives:
Interest Rate Swaps*	—	(5,699,504)	—	(5,699,504)
Total	$6,221,580	$534,990,135	$ —	$541,211,715

*	Represents net unrealized appreciation (depreciation).

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8)	Perpetual security. Maturity date is not applicable.
(9)	Borrowings as a percentage of Total Investments is 28.7%.
(10)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.